Shareholder Report, Line Graph (Details) 74200175800_Franklin Retirement Advantage Plus 2065 Fund_Class R3_TSR Annual {Class R3} - USD ($)							12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jan. 04, 2021	Jul. 31, 2026
Class R3
Account Value [Line Items]
Line Graph and Table Measure Name							Class R3
Accumulated Value	$ 15,053	$ 13,921	$ 11,401	$ 10,244	$ 11,330	$ 10,000	$ 17,062
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000 Index
Accumulated Value	17,111	14,791	12,217	10,845	11,706	10,000	$ 20,466
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Bloomberg U.S. Aggregate Index
Accumulated Value	9,494	9,184	8,738	9,043	9,950	10,000	$ 9,752
S&P Target Date To 2065+ Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P Target Date To 2065+ Index
Accumulated Value	$ 15,147	$ 13,446	$ 11,607	$ 10,361	$ 11,287	$ 10,000	$ 18,276